Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 6,190.0	$ 272.0	$ 561.6
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	3,772.8	151.9	$ 303.3
Cumulative loss allowance for expected credit loss	$ 63.1	$ 47.3